UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06121

Morgan Stanley Pacific Growth Fund Inc.
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	October 31, 2005

Date of reporting period:	July 31, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments July 31, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (98.3%)
	Australia †(7.6%)
	Apparel/Footwear
132,271	Billabong International Ltd.	$1,423,682

	Beverages: Alcoholic
40,100	Lion Nathan Ltd.	223,595

	Biotechnology
23,650	CSL Ltd.	620,350

	Casino/Gaming
88,700	Tattersall’s Ltd	218,138

	Engineering & Construction
29,300	Leighton Holdings Ltd.	278,580

	Financial Conglomerates
221,300	AMP Ltd.	1,128,704

	Forest Products
132,900	Gunns Ltd.	383,062

	Major Banks
88,300	Australia and New Zealand Banking Group Ltd.	1,428,473
41,300	National Australia Bank Ltd.	974,860
11,350	Westpac Banking Corp.	169,127
		2,572,460
	Miscellaneous Commercial Services
139,200	Brambles Industries Ltd.	871,553

	Multi-Line Insurance
64,450	Insurance Australia Group Ltd.	296,650

	Oilfield Services/Equipment
243,850	Downer EDI Ltd.	1,061,117

	Other Metals/Minerals
115,451	BHP Billiton Ltd.	1,707,591
37,650	Rio Tinto Ltd.	1,390,508
122,600	Zinifex Ltd.	295,626
		3,393,725
	Other Transportation
57,200	Macquarie Airports	144,285

	Precious Metals
16,300	Newcrest Mining Ltd.	201,101

	Property - Casualty Insurers
89,150	QBE Insurance Group Ltd.	1,137,348

	Real Estate Investment Trusts
92,000	Mirvac Group (Stapled Securities) (Units)‡	264,669
	Total Australia	14,219,019

	China (1.3%)
	Airlines
816,000	Air China Ltd.†*	269,077

	Computer Peripherals
408,000	Foxconn International Holdings Ltd.†*	335,060

	Electric Utilities
919,000	Huadian Power International Corp., Ltd.†	265,403

	Food Retail
301,000	Lianhua Supermarket Holdings Ltd. (Class H)†	332,923

	Investment Trusts/Mutual Funds
100,000	Investment Co. of China**†	13,600

	Life/Health Insurance
532,000	China Life Insurance Co., Ltd. (Class H)†*	394,656

	Multi-Line Insurance
259,000	Ping An Insurance (Group) Co., Ltd. (Class H)†	431,492

	Telecommunication Equipment
16,900	China Techfaith Wireless Communication Technology Ltd. (ADR)*	315,692
	Total China	2,357,903

	Hong Kong† (12.3%)
	Agricultural Commodities/Milling
930,000	Global Bio-Chem Technology Group Co., Ltd.	464,082

	Aluminum
2,416,000	Asia Aluminum Holdings Ltd.	272,695

	Apparel/Footwear Retail
745,000	Esprit Holdings Ltd.	5,532,157
1,262,000	Victory City International Holdings Ltd.	400,001
		5,932,158
	Consumer Sundries
818,000	Moulin Global Eyecare Holdings Ltd.	0

	Electronic Equipment/Instruments
497,000	The Grande Holdings Ltd.	460,244

	Engineering & Construction
2,124,800	New World Development Co., Ltd.	2,826,950

	Industrial Conglomerates
137,000	Hutchison Whampoa Ltd.	1,333,106
85,000	Swire Pacific Ltd. (Class A)	810,277
		2,143,383
	Industrial Specialties
217,000	Kingboard Chemical Holdings Ltd.	616,516

	Major Banks
285,000	BOC Hong Kong (Holdings) Ltd.	574,003

	Other Consumer Services
1,099,000	China Travel International Investment Ltd.	341,020

	Real Estate Development
138,000	Cheung Kong (Holdings) Ltd.	1,482,015
395,000	Great Eagle Holdings Ltd.	1,144,185
261,000	Henderson Land Development Co., Ltd.	1,316,533
705,000	Hysan Development Co., Ltd.	1,652,996
		5,595,729
	Regional Banks
26,800	Dah Sing Financial Group	195,463

	Textiles
608,000	Fountain Set (Holdings) Ltd.	300,343

	Tools/Hardware
749,000	Techtronic Industries Co., Ltd.	1,856,776

	Wholesale Distributors
130,800	Li & Fung Ltd.	275,460

	Wireless Telecommunications
284,000	China Mobile Ltd.	1,143,895
	Total Hong Kong	22,998,717

	India† (2.5%)
	Electrical Products
77,300	Bharat Heavy Electricals Ltd.	1,775,689

	Motor Vehicles
55,000	Hero Honda Motors Ltd.	778,273

	Regional Banks
399,000	Union Bank of India Ltd.	1,216,486

	Textiles
106,000	Raymond Ltd.	895,013
	Total India	4,665,461

	Indonesia †(1.9%)
	Coal
4,483,500	PT Bumi Resources Tbk*	378,784

	Construction Materials
954,000	PT Indocement Tunggal Prakarsa Tbk*	348,761

	Department Stores
3,890,000	PT Ramayana Lestari Sentosa Tbk	344,504

	Real Estate Development
25,163,000	PT Kawasan Industri Jababeka Tbk*	318,773

	Regional Banks
1,910,000	PT Bank Central Asia Tbk	709,817
2,854,000	PT Bank Rakyat Indonesia	925,121
		1,634,938
	Specialty Stores
1,942,100	PT Mitra Adiperkasa Tbk	253,281

	Tobacco
124,000	Pt Gudang Garam Tbk	162,067
	Total Indonesia	3,441,108

	Japan† (49.5%)
	Auto Parts: O.E.M.
70,400	NIFCO Inc.	1,074,200

	Building Products
50,000	Nippon Sheet Glass Company, Ltd.	206,280
159,000	Sanwa Shutter Corp.	919,230
		1,125,510
	Chemicals: Major Diversified
432,000	Mitsubishi Chemical Corp.	1,261,747

	Chemicals: Specialty
250,000	Daicel Chemical Industries, Ltd.	1,397,868
364,000	Denki Kagaku Kogyo Kabushiki Kaisha	1,320,273
180,000	Kaneka Corp.	2,032,297
116,000	Shin-Etsu Polymer Co., Ltd.	925,553
		5,675,991
	Commercial Printing/Forms
88,000	Dai Nippon Printing Co., Ltd.	1,377,010
55,000	Nissha Printing Co., Ltd.	987,884
		2,364,894
	Computer Peripherals
87,500	Mitsumi Electric Co., Ltd.	886,034

	Computer Processing Hardware
383,000	Fujitsu Ltd.	2,128,737

	Electric Utilities
52,600	Tokyo Electric Power Co., Inc.	1,257,457

	Electrical Products
270,000	Furukawa Electric Co., Ltd.*	1,188,095

	Electronic Components
29,000	TDK Corp.	1,991,847

	Electronic Distributors
38,700	Ryosan Co., Ltd.	913,555

	Electronic Equipment/Instruments
57,800	Canon, Inc.	2,842,242
125,900	Casio Computer Co., Ltd.	1,613,172
23,200	Kyocera Corp.	1,626,023
179,000	Matsushita Electric Industrial Co., Ltd.	2,905,043
346,000	NEC Corp.	1,757,797
118,000	Ricoh Co., Ltd.	1,796,554
548,000	Toshiba Corp.	2,128,895
		14,669,726
	Electronics/Appliances
60,100	Fuji Photo Film Co., Ltd.	1,871,876
26,800	Rinnai Corp.	644,204
47,500	Sony Corp.	1,551,264
		4,067,344
	Engineering & Construction
69,000	Kyudenko Corp.	430,661
38,000	Maeda Road Construction Co., Ltd.	259,710
234,000	Obayashi Corp.	1,303,899
34,000	Sanki Engineering Co., Ltd.	254,784
		2,249,054

	Finance/Rental/Leasing
73,300	Hitachi Capital Corp.	1,420,919

	Food Retail
62,600	FamilyMart Co., Ltd.	1,821,508

	Food: Meat/Fish/Dairy
72,000	Nippon Meat Packers, Inc.	822,081

	Food: Specialty/Candy
44,800	House Foods Corp.	657,494

	Home Building
212,000	Sekisui Chemical Co., Ltd.	1,366,480
131,000	Sekisui House, Ltd.	1,316,074
		2,682,554
	Home Furnishings
6,900	Sangetsu Co., Ltd.	172,014

	Industrial Conglomerates
306,000	Hitachi Ltd.	1,860,551

	Industrial Machinery
170,000	Amada Co., Ltd.	1,213,378
139,000	Daifuku Co., Ltd.	1,466,627
80,800	Daikin Industries Ltd.	1,956,507
50,900	Fuji Machine Mfg. Co., Ltd.	588,638
84,000	Fujitec Co., Ltd.	454,889
593,000	Mitsubishi Heavy Industries, Ltd.	1,483,233
240,000	Tsubakimoto Chain Co.	1,201,336
		8,364,608
	Industrial Specialties
58,300	Lintec Corp.	958,462
118,000	Toyo Ink Manufacturing Co., Ltd.	473,101
		1,431,563
	Major Telecommunications
299	Nippon Telegraph & Telephone Corp.	1,313,080

	Metal Fabrications
197,000	Minebea Co., Ltd.	823,167

	Miscellaneous Manufacturing
96,200	Kurita Water Industries Ltd.	1,517,756

	Motor Vehicles
276,100	Nissan Motor Co., Ltd.	2,866,753
107,600	Suzuki Motor Corp.	1,704,141
75,400	Toyota Motor Corp.	2,857,150
79,000	Yamaha Motor Co., Ltd.	1,464,062
		8,892,106
	Movies/Entertainment
35,600	TOHO Co., Ltd.	532,856

	Other Transportation
29,000	Mitsubishi Logistics Corp.	297,435

	Pharmaceuticals: Major
86,200	Sankyo Co., Ltd.	1,694,777

	Pharmaceuticals: Other
58,600	Astellas Pharma Inc.	1,902,930
37,900	Ono Pharmaceutical Co., Ltd.	1,804,228
		3,707,158

	Railroads
315	East Japan Railway Co.	1,541,055

	Real Estate Development
106,000	Mitsubishi Estate Co., Ltd.	1,172,628

	Recreational Products
19,500	Nintendo Co., Ltd.	2,045,614
116,300	Yamaha Corp.	1,871,041
		3,916,655
	Semiconductors
12,000	Rohm Co., Ltd.	1,088,082

	Textiles
107,000	Nisshinbo Industries, Inc.	871,925
231,000	Teijin Ltd.	1,053,725
		1,925,650
	Wholesale Distributors
22,100	Hitachi High-Technologies Corp.	338,460
182,200	Mitsubishi Corp.	2,601,405
81,000	Nagase & Co., Ltd.	820,179
		3,760,044
	Total Japan	92,269,932

	Malaysia† (0.8%)
	Agricultural Commodities/Milling
102,000	IOI Corporation Berhad	298,933

	Electric Utilities
164,000	Tenaga Nasional Berhad	484,805

	Engineering & Construction
282,000	Gamuda Berhad	350,143
185,800	Road Builder (M) Holdings Berhad	121,384
		471,527
	Real Estate Development
326,800	Bandar Raya Developments Berhad	135,124
515,000	MK Land Holdings Berhad	142,203
		277,327
	Total Malaysia	1,532,592

	Singapore† (4.8%)
	Airlines
232,000	Singapore Airlines Ltd.	1,656,863

	Electronic Components
575,000	UniSteel Technology Ltd.	641,324
87,100	Venture Corp., Ltd.	835,416
		1,476,740
	Major Banks
250,800	Oversea - Chinese Banking Corp., Ltd.	1,942,835

	Real Estate Development
701,000	Capitaland Ltd.	1,190,364
144,400	City Developments Ltd.	748,619
		1,938,983
	Water Utilities
820,500	Hyflux Ltd.	1,900,501
	Total Singapore	8,915,922

	South Korea †(4.7%)
	Apparel/Footwear
26,320	Cheil Industries Inc.	481,999

	Automotive Aftermarket
54,360	Hankook Tire Co., Ltd.	675,747
19,530	Kumho Tire Co. Inc. (GDR)*	144,522
		820,269
	Electronic Components
2,230	Samsung SDI Co., Ltd.	222,158

	Engineering & Construction
46,970	Doosan Heavy Industries and Construction Co., Ltd.	840,177
11,240	GS Engineering & Construction Corp.	426,578
		1,266,755
	Financial Conglomerates
8,200	Shinhan Financial Group Co., Ltd.*	248,051

	Food: Specialty/Candy
3,942	Orion Corp.	569,756

	Industrial Machinery
12,390	Hyundai Mobis	904,153

	Motor Vehicles
8,330	Hyundai Motor Co., Ltd.	578,366

	Oil Refining/Marketing
7,920	SK Corp.	390,218
4,430	S-Oil Corp.	336,833
		727,051
	Property - Casualty Insurers
4,100	Samsung Fire & Marine Insurance Co., Ltd.	371,140

	Regional Banks
54,030	Pusan Bank	548,819

	Semiconductors
2,131	Samsung Electronics Co., Ltd.	1,171,206

	Tobacco
10,440	KT&G Corp.	421,163

	Trucks/Construction/Farm Machinery
19,790	Daewoo Heavy Industries & Machinery Ltd.	187,307
5,780	Hyundai Heavy Industries Co., Ltd.	323,093
		510,400
	Total South Korea	8,841,286

	Taiwan (8.5%)
	Automotive Aftermarket
249,480	Cheng Shin Rubber Industry Co., Ltd.†	277,640

	Computer Peripherals
223,955	Hon Hai Precision Industry Co., Ltd.†	1,255,605
11,900	Hon Hai Precision Industry Co., Ltd. (GDR)†*	134,310
		1,389,915
	Electrical Products
474,960	Phoenixtec Power Co., Ltd.†	480,913

	Electronic Components
383,330	Infortrend Technology Inc.†	799,610
101,000	Radiant Opto-Electronics Corp.†	326,258
		1,125,868
	Electronic Equipment/Instruments
339,450	Au Optronics Corp.†	526,810
27,000	Au Optronics Corp. (ADR)	428,220
		955,030

	Electronic Production Equipment
265,652	Delta Electronics, Inc.†	461,773
45,703	Delta Electronics, Inc. (GDR)†	386,193
		847,966
	Electronics/Appliance Stores
104,757	Largan Precision Co., Ltd.†	885,678

	Electronics/Appliances
233,335	Tsann Kuen Enterprise Co., Ltd.†	357,422

	Engineering & Construction
801,019	CTCI Corp.†	431,172

	Financial Conglomerates
338,000	Cathay Financial Holding Co.†	674,757
19,667	Fubon Financial Holding Co., Ltd (GDR)†	188,949
730,000	Mega Financial Holdings Co., Ltd.†	489,899
1,293,124	Shin Kong Financial Holding Co., Ltd.†	1,339,591
1,290,536	Taishin Financial Holdings Co., Ltd.†	920,955
		3,614,151
	Industrial Specialties
137,889	Asia Optical Co. Inc.†	974,877

	Investment Banks/Brokers
764,913	Polaris Securities Co., Ltd.†	386,605

	Miscellaneous Manufacturing
82,800	Cather Technology Co., Ltd.†	726,130

	Packaged Software
225,023	Springsoft Inc.†	492,743

	Regional Banks
1,162,749	Chinatrust Financial Holding Co., Ltd.†	1,228,826

	Semiconductors
117,287	MediaTek Inc.†	1,228,226
273,550	Taiwan Semiconductor Manufacturing Co. Ltd.†*	455,791
		1,684,017
	Total Taiwan	15,858,953

	Thailand† (4.4%)
	Airlines
421,600	Thai Airways International PCL (Alien Shares)	404,607

	Coal
84,000	Banpu PCL (Alien Shares)	298,273

	Engineering & Construction
1,009,200	Ch. Karnchang PCL (Alien Shares)	259,080
1,798,600	Italian-Thai Development PCL (Alien Shares)	362,482
1,616,000	Sino Thai Engineering & Construction PCL (Alien Shares)	414,856
		1,036,418
	Major Banks
905,300	Kasikornbank PCL (Alien Shares)*	1,295,715
26,700	Kasikornbank PCL (NVDR)*	37,154
		1,332,869
	Oil Refining/Marketing
113,300	PTT PCL (Alien Shares)	630,653
77,500	Thai Oil PCL (Alien Shares)*	110,635
		741,288
	Real Estate Development
4,182,800	Asian Property Development PCL (Alien Shares)	355,257

	Regional Banks
655,800	Bangkok Bank PCL (Alien Shares)*	1,665,003
183,900	Siam City Bank PCL (Alien Shares)	107,657
350,500	Siam Commercial Bank PCL (Alien Shares)	409,954
		2,182,614
	Specialty Telecommunications
2,540,600	True Corporation PCL (Alien Shares)*	576,024

	Wireless Telecommunications
195,700	Advanced Info Service PCL (Alien Shares)	474,225
226,000	Total Access Communication PCL (Alien Shares)*	695,217
		1,169,442
	Total Thailand	8,096,792
	Total Common Stocks
	(Cost $154,786,059)	183,197,685

	Preferred Stocks† (0.7%)
	South Korea
	Motor Vehicles
6,480	Hyundai Motor Co., Ltd.	286,150

	Semiconductors
2,455	Samsung Electronics Co., Ltd.	925,426
	Total Preferred Stocks
	(Cost $524,510)	1,211,576

	Warrant †(0.0%)
	Thailand
	Engineering & Construction
269,333	Sino-Thai Engineering & Construction PCL (due 04/18/08)
	(Cost $20,868)	20,161

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (0.6%)
	Repurchase Agreement
$1,131	Joint repurchase agreement account 3.30% due 08/01/05 (dated 07/29/05; proceeds $1,131,311)(a)
	(Cost $1,131,000)		1,131,000

	Total Investments
	(Cost $156,462,437)(b)	99.6%	185,560,422
	Other Assets in Excess of Liabilities	0.4	815,711
	Net Assets	100.0%	$186,376,133

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non Voting Depositary Receipt.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
‡	Compromised of securities in separate entities that are traded as a single stapled security.
†

Securities with total market value equal to $183,685,510 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes . The aggregate gross unrealized appreciation is $48,793,184 and the aggregate gross unrealized depreciation is $19,695,199, resulting in net unrealized appreciation of $29,097,985 .

Morgan Stanley Pacific Growth Fund Inc.

Summary of Investments July 31, 2005 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	NET ASSETS

Electronic Equipment/Instruments	$16,085,000	8.6%
Motor Vehicles	10,534,895	5.7
Real Estate Development	9,658,697	5.2
Industrial Machinery	9,268,761	5.0
Engineering & Construction	8,580,617	4.6
Regional Banks	7,007,146	3.8
Major Banks	6,422,167	3.4
Chemicals: Specialty	5,675,991	3.0
Apparel/Footwear Retail	5,532,157	3.0
Financial Conglomerates	4,990,906	2.7
Semiconductors	4,868,731	2.6
Electronic Components	4,816,613	2.6
Electronics/Appliances	4,424,766	2.4
Wholesale Distributors	4,035,504	2.2
Industrial Conglomerates	4,003,934	2.1
Recreational Products	3,916,655	2.1
Pharmaceuticals: Other	3,707,158	2.0
Electrical Products	3,444,697	1.8
Other Metals/Minerals	3,393,725	1.8
Textiles	3,121,006	1.7
Industrial Specialties	3,022,956	1.6
Home Building	2,682,554	1.4
Computer Peripherals	2,611,009	1.4
Commercial Printing/Forms	2,364,894	1.3
Airlines	2,330,547	1.3
Wireless Telecommunications	2,313,337	1.2
Apparel/Footwear	2,305,682	1.2
Miscellaneous Manufacturing	2,243,886	1.2
Food Retail	2,154,431	1.2
Computer Processing Hardware	2,128,737	1.1
Electric Utilities	2,007,665	1.1
Water Utilities	1,900,501	1.0
Tools/Hardware	1,856,776	1.0
Pharmaceuticals: Major	1,694,777	0.9
Railroads	1,541,055	0.8
Property - Casualty Insurers	1,508,488	0.8
Oil Refining/Marketing	1,468,339	0.8
Finance/Rental/Leasing	1,420,919	0.8
Major Telecommunications	1,313,080	0.7
Chemicals: Major Diversified	1,261,747	0.7
Food: Specialty/Candy	1,227,250	0.7

Repurchase Agreement	1,131,000	0.6
Building Products	1,125,510	0.6
Automotive Aftermarket	1,097,909	0.6
Auto Parts: O.E.M.	1,074,200	0.6
Oilfield Services/Equipment	1,061,117	0.6
Electronic Distributors	913,555	0.5
Electronics/Appliance Stores	885,678	0.5
Miscellaneous Commercial Services	871,553	0.5
Electronic Production Equipment	847,966	0.5
Metal Fabrications	823,167	0.4
Food: Meat/Fish/Dairy	822,081	0.4
Agricultural Commodities/Milling	763,015	0.4
Multi-Line Insurance	728,142	0.4
Coal	677,057	0.4
Biotechnology	620,350	0.3
Tobacco	583,230	0.3
Specialty Telecommunications	576,024	0.3
Movies/Entertainment	532,856	0.3
Trucks/Construction/Farm Machinery	510,400	0.3
Packaged Software	492,743	0.3
Other Transportation	441,720	0.2
Life/Health Insurance	394,656	0.2
Investment Banks/Brokers	386,605	0.2
Forest Products	383,062	0.2
Construction Materials	348,761	0.2
Department Stores	344,504	0.2
Other Consumer Services	341,020	0.2
Telecommunication Equipment	315,692	0.2
Aluminum	272,695	0.1
Real Estate Investment Trusts	264,669	0.1
Specialty Stores	253,281	0.1
Beverages: Alcoholic	223,595	0.1
Casino/Gaming	218,138	0.1
Precious Metals	201,101	0.1
Home Furnishings	172,014	0.1
Investment Trusts/Mutual Funds	13,600	0.0

	$185,560,422	99.6%

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Pacific Growth Fund Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2005